Revenue	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Revenue
20. Revenue
Disaggregation of revenue
In the following tables, revenue is disaggregated by service type, major industries serviced, contract type and geography.
Revenue by service type

	Year ended March 31,
	2024	2023	2022
Industry-specific	$539,461	$451,829	$431,770
Finance and accounting	284,539	281,826	248,572
Customer experience services	267,115	237,558	189,615
Research and analytics	163,529	131,694	116,081
Others	68,721	121,355	123,762

Total	$1,323,365	$1,224,262	$1,109,800

Revenue by industry

	Year ended March 31,
	2024	2023	2022
Insurance	$361,178	$328,593	$332,335
Healthcare	177,739	192,498	196,614
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom	189,634	179,546	149,884
Travel and leisure	213,636	207,429	163,849
Shipping and logistics	100,874	92,762	85,258
Hi-tech and professional services	95,292	80,750	69,278
Banking and financial services	106,665	82,600	64,034
Utilities	78,347	60,084	48,548

Total	$1,323,365	$1,224,262	$1,109,800

Revenue by contract type

	Year ended March 31,
	2024	2023	2022
Full-time-equivalent	$942,273	$829,330	$703,440
Transaction	189,651	181,177	188,357
Subscription	67,871	94,173	102,859
Fixed price	67,600	67,640	63,570
Others	55,970	51,942	51,574

Total	$1,323,365	$1,224,262	$1,109,800

Revenue by delivery location

	Year ended March 31,
	2024	2023	2022
India	$723,148	$635,678	$555,796
United States	158,999	185,898	168,493
Philippines	188,818	164,930	143,238
UK (1)	78,134	103,422	127,826
South Africa	84,389	63,025	56,735
Sri Lanka	17,636	15,714	16,282
China	15,450	13,919	13,880
Romania	26,077	20,702	12,756
Spain	2,733	3,902	5,314
Poland	12,970	6,764	4,989
Costa Rica	8,399	5,272	3,643
Australia	6,121	4,945	848
Malaysia	491	91	—

Total	$1,323,365	$1,224,262	$1,109,800

(1)	Includes revenue derived from Germany, which is not significant.
Revenue by geography
Refer Note 28 — External revenue.
Contract balances
Contract assets
The movement in contract assets during the year ended March 31, 2024 is as follows:

	As at
	March 31, 2024
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$13,415	$41,905	$11,922	$67,242
Additions during the year	1,249	10,178	7,199	18,626
Amortization/recognition during the year	(2,856)	(7,657)	(9,820)	(20,333)
Impairment loss recognized during the year	(655)	—	—	(655)
Translation adjustments	74	(289)	133	(82)

Closing balance	$11,227	$44,137	$9,434	$64,798

The movement in contract assets during the year ended March 31, 2023 is as follows:

	As at
	March 31, 2023
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$10,845	$27,361	$11,796	$50,002
Additions during the year	5,488	20,528	7,010	33,026
Amortization/recognition during the year	(2,317)	(4,332)	(6,157)	(12,806)
Impairment loss recognized during the year	(260)	—	—	(260)
Translation adjustments	(341)	(1,652)	(727)	(2,720)

Closing balance	$13,415	$41,905	$11,922	$67,242

Contract liabilities

	As at
	March 31, 2024	March 31, 2023
Contract liabilities:
Payments in advance of services	$17,710	$18,534
Advance billings	7,763	6,560
Others	54	359

Total	$25,527	$25,453

Revenue recognized during the year ended March 31, 2024 and 2023, which was included in the contract liabilities balance at the beginning of the respective periods is as follows:

	As at
	March 31, 2024	March 31, 2023
Payments in advance of services	$8,952	$8,204
Advance billings	5,404	5,038
Others	328	273

Total	$14,684	$13,515

During the year ended March 31, 2024 the Company acquired $
Nil
(March 31, 2023: $1,578) of contract liabilities as part of its business combinations (Refer Note 4).
The estimated revenue expected to be recognized in the future relating to remaining performance obligations as at March 31, 2024 and March 31, 2023 is as follows:

	As at March 31, 2024
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$1,149	$1,015	$291	$—	$2,455

	As at March 31, 2023
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$2,726	$1,144	$1,305	$—	$5,175
The Company does not disclose the value of unsatisfied performance obligations for:

(i)	contracts with an original expected length of one year or less; and

(ii)	contracts for which the Company recognizes revenue at the amount to which the Company has the right to invoice for services performed.